2. RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions Details
Convertible Promissory Note Stockholder Advances	$ 100,000	$ 0
Stockholder Advances	122,700	167,500
Advances from Affiliate	0	2,000
Total	$ 222,700	$ 169,500